Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales	$ 883,522	$ 627,464	$ 1,713,191	$ 1,249,346	$ 3,042,527	$ 2,326,664
Less excise taxes, customer programs and incentives	278,492	133,682	495,680	300,802	934,221	624,046
Net sales	605,030	493,782	1,217,511	948,544	2,108,306	1,702,618
Cost of sales	394,625	268,216	717,538	524,385	1,280,344	870,390
Gross profit	210,405	225,566	499,973	424,159	827,962	832,228
Operating expenses:
Advertising, promotional and selling expenses	549,865	411,503	935,997	578,235	1,244,152	923,310
General and administrative expenses	848,472	891,597	1,574,868	1,767,079	3,881,771	3,450,436
Loss on disposal of property and equipment	5,441		40,975
Total operating expenses	1,403,778	1,303,100	2,551,840	2,345,314
Loss from operations	(1,193,373)	(1,077,534)	(2,051,867)	(1,921,155)	(4,297,961)	(3,541,518)
Other income (expense), net
Interest expense	(95,753)	(230,210)	(143,562)	(401,264)	(862,468)	(112,458)
Gain on spin-off of subsidiary						52,890
Other income (expense)		(1,756)	4,485	(1,760)	(39,190)	20
Total other expense, net	(95,753)	(231,966)	(139,077)	(403,024)	(901,658)	(59,548)
Loss before income taxes	(1,289,126)	(1,309,500)	(2,190,944)	(2,324,179)	(5,199,619)	(3,601,066)
Provision for income taxes
Net loss	(1,289,126)	(1,309,500)	(2,190,944)	(2,324,179)	(5,199,619)	(3,601,066)
Dividends on convertible preferred stock		17,759	5,037	17,759	(51,674)
Loss attributable to noncontrolling interests	(1,475)		(1,475)
Net loss attributable to Eastside Distilling, Inc. common shareholders	$ (1,287,651)	$ (1,327,259)	$ (2,194,506)	$ (2,341,938)	$ (5,251,293)	$ (3,601,066)
Basic and diluted net loss per common share	$ (0.40)	$ (1.39)	$ (0.75)	$ (2.71)	$ (4.21)	$ (4.72)
Basic and diluted weighted average common shares outstanding	3,253,246	951,692	2,935,551	863,965	1,247,281	762,506